Share-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation

Note 12 - Share-Based Compensation

Equity Plan

The Company has adopted the American Realty Capital Properties, Inc. Equity Plan (the "Equity Plan"), which provides for the grant of stock options, restricted shares of common stock, restricted stock units, dividend equivalent rights and other equity-based awards to the Manager, non-executive directors, officers and other employees and independent contractors, including employees or directors of the Manager and its affiliates who are providing services to the Company.

The Company authorized and reserved a total number of shares equal to 10.0% of the total number of issued and outstanding shares of common stock (on a fully diluted basis assuming the redemption of all OP Units for shares of common stock) to be issued at any time under the Equity Plan for equity incentive awards excluding an initial grant of 167,400 shares to the Manager in connection with the IPO, all of which vested during the nine months ended September 30, 2013. All such awards of shares will vest ratably on a quarterly or annual basis over a three-year period beginning on the first anniversary of the date of grant and shall provide for "distribution equivalents" with respect to this restricted stock, whether or not vested, at the same time and in the same amounts as dividends are paid to the stockholders.

Director Stock Plan

The Company has adopted the American Realty Capital Properties, Inc. Non-Executive Director Stock Plan (the "Director Stock Plan"), which provides for the grant of restricted shares of common stock to each of the Company's independent directors, each of whom is a non-executive director. Awards of restricted stock will vest ratably over a five -year period following the first anniversary of the date of grant in increments of 20.0% per annum, subject to the director's continued service on the board of directors, and shall provide for "distribution equivalents" with respect to this restricted stock, whether or not vested, at the same time and in the same amounts as distributions are paid to the stockholders. At September 30, 2013, a total of 99,000 shares of common stock are reserved for issuance under the Director Stock Plan.

The fair value of restricted common stock awards under the Equity Plan and Director Stock Plan is determined on the grant date using the closing stock price on NASDAQ that day. The fair value of restricted common stock awarded to the Manager under the Equity Plan is updated at the end of each quarter based on quarter end closing stock price through the final vesting date.

ARCT III Restricted Share Plan

ARCT III had an employee and director incentive restricted share plan (the "RSP"), which provided for the automatic grant of 3,000 restricted shares of common stock to each of its independent directors, without any further action by ARCT III's board of directors or its stockholders, on the date of initial election to the board of directors and on the date of each annual stockholder's meeting thereafter. Restricted stock issued to independent directors vested over a five-year period following the first anniversary of the date of grant in increments of 20.0% per annum. The RSP provided ARCT III with the ability to grant awards of restricted shares to its directors, officers and employees (if ARCT III ever had employees), employees of ARCT III's Advisor and its affiliates, employees of entities that provided services to ARCT III, directors of the ARCT III Advisor or of entities that provided services to ARCT III, certain consultants to ARCT III and the ARCT III Advisor and its affiliates or to entities that provided services to ARCT III.

Immediately prior to the effective time of the ARCT III Merger, each then-outstanding share of ARCT III restricted stock fully vested. All shares of ARCT III common stock then-outstanding as a result of the full vesting of shares of ARCT III restricted stock, and the satisfaction of any applicable withholding taxes, had the right to receive a number of shares of the Company's common stock based on the ARCT III Exchange Ratio.

The following tables detail the restricted shares activity within the Equity Plan, Director Stock Plan and RSP during the nine months ended September 30, 2013:

Restricted Share Awards

	Equity Plan		RSP & Director Stock Plan
	Number of Restricted Common Shares	Weighted-Average Issue Price	Number of Restricted Common Shares	Weighted- Average Issue Price
Awarded December 31, 2012	259,909	$11.84	30,300	$10.68
Granted	625,000	14.30	18,000	14.58
Forfeited	-	-	-	-
Awarded September 30, 2013	884,909	$13.57	48,300	$12.13

Unvested Restricted Shares

	Equity Plan		RSP & Director Stock Plan
	Number of Restricted Common Shares	Weighted-Average Issue Price	Number of Restricted Common Shares	Weighted- Average Issue Price
Unvested, December 31, 2012	186,403	$11.62	27,930	$10.58
Granted	625,000	14.30	18,000	14.58
Vested	(186,403)	(11.62)	(27,930)	(10.58)
Forfeited	-	-	-	-
Unvested, September 30, 2013	625,000	$14.30	18,000	$14.58

For the three months ended September 30, 2013 and 2012, compensation expense for restricted shares was $1.1 million and $0.4 million, respectively. For the nine months ended September 30, 2013 and 2012, compensation expense for restricted shares was $1.7 million and $0.7 million, respectively. Compensation expense of $2.2 million for the accelerated vesting of restricted shares in conjunction with the ARCT III Merger was recorded as merger and other transaction related costs, during the nine months ended September 30, 2013.

Multi-Year Performance Plan

Upon consummation of the ARCT III Merger, the Company entered into the 2013 Advisor Multi-Year Outperformance Agreement (the "OPP") with the Manager, whereby the Manager will be able to potentially earn compensation upon the attainment of stockholder value creation targets.

Under the OPP, the manager was granted 8,241,101 long term incentive plan units ("LTIP Units") of the OP, which will be earned or forfeited based on the Company's total return to stockholders (including both share price appreciation and common stock distributions) ("Total Return"), for the three year period consisting of:

•	Absolute Component: 4.0% of any excess Total Return attained above an absolute hurdle of 7.0% for each annual measurement period, non-compounded, 14.0% for the interim measurement period and 21.0% for the full performance period; and
•	Relative Component: 4.0% of any excess Total Return attained above the Total Return for the performance period of a peer group comprised of the following companies: CapLease, Inc.; EPR Properties; Getty Realty Corporation; Lexington Realty Trust; National Retail Properties, Inc.; and Realty Income Corporation.

The award will be funded ("OPP Pool") up to a maximum award opportunity equal to 5% of the Company's equity market capitalization at the ARCT III Merger date of $2.1 billion (the "OPP Cap"). Awards under the OPP are dependent on achieving an annual hurdle that commenced December 11, 2012, an interim (two-year) hurdle and then the aforementioned three -year hurdle ending on December 31, 2015.

In order to further ensure that the interests of the Manager are aligned with the Company's investors, the Relative Component is subject to a ratable sliding scale factor as follows:

•	100.0% will be earned if the Company attains a median Total Return of at least 6.0% for each annual measurement period, non-compounded, at least 12% for the interim measurement period, and at least 18.0% for the full performance period;
•	50.0% will be earned if the Company attains a median Total Return of at least 0.0% for each measurement period;
•	0.0% will be earned if the Company attains a median Total Return of less than 0.0% for each measurement period; and
•	A percentage from 50.0% to 100.0% calculated by linear interpolation will be earned if the Company's median Total Return is between 0.0% and the percentage set for each measurement period.

For each year during the performance period a portion of the OPP Cap equal to a maximum of up to 1.25% of the Company's equity market capitalization of $2.1 billion will be "locked-in" based upon the attainment of the performance hurdles set forth above for each annual measurement period. In addition, a portion of the OPP Cap equal to a maximum of up to 3.0% of the Company's equity market capitalization will be "locked-in" based upon the attainment of the performance hurdles set forth above for the interim measurement period, which if achieved, will supersede and negate any prior "locked-in" portion based upon annual performance through December 31, 2013 and 2014 (i.e., a maximum award opportunity equal to a maximum of up to 3.0% of the Company's equity market capitalization may be "locked-in" through December 31, 2014). Since certain awards under the OPP plan are dependent on the comparison of the Company's current market capitalization to the the Company's market capitalization at the inception of plan, the issuance of additional common shares by the Company may result in higher awards.

Following the performance period, the Absolute Component and the Relative Component will be calculated separately and then added together to determine the aggregate award earned under the OPP, which will be the lesser of the sum of the two components and the OPP Cap. The OPP Pool will be used to determine the number of LTIP units that vest. Any unvested LTIP units will be immediately forfeited on December 31, 2015. At September 30, 2013, 100% of the OPP Pool has been allocated.

The Manager will be entitled to convert 33.3% of the LTIP units earned into OP Units on each of December 31, 2015, 2016 and 2017 and within 30 days following such date. In addition, the OPP provides for accelerated earning and vesting of LTIP Units and redemption of vested LTIP Units for cash if the Manager is terminated or if the Company experiences a change in control. The Manager will be entitled to receive a tax gross-up in the event that any amounts paid to it under the OPP constitute "parachute payments" as defined in Section 280G of the Internal Revenue Code of 1986, as amended (the "Code").

The fair value of the LTIP Units granted is measured at each reporting date and is being amortized over the performance period. During the three and nine months ended September 30, 2013, the Company has recorded expense of $6.1 million and $9.8 million, respectively, for the OPP.

Note 12 - Share-Based Compensation

Equity Plan

The Company has adopted the American Realty Capital Properties, Inc. Equity Plan (the "Equity Plan"), which provides for the grant of stock options, restricted shares of common stock, restricted stock units, dividend equivalent rights and other equity-based awards to the Manager, non-executive directors, officers and other employees and independent contractors, including employees or directors of the Manager and its affiliates who are providing services to the Company.

The Company authorized and reserved a total number of shares equal to 10.0% of the total number of issued and outstanding shares of common stock (on a fully diluted basis assuming the redemption of all OP Units for shares of common stock) to be issued at any time under the Equity Plan for equity incentive awards excluding an initial grant of 167,400 shares to the Manager in connection with the IPO. All such awards of shares will vest ratably on a quarterly or annual basis over a three-year period beginning on the first anniversary of the date of grant and shall provide for "distribution equivalents" with respect to this restricted stock, whether or not vested, at the same time and in the same amounts as dividends are paid to the stockholders.

In February 2013, the Company granted 325,000 restricted shares of common stock to the Manager and certain employees. These shares did not vest upon the consummation of the Merger but will vest ratably over a three-year period and shall provide for "distribution equivalents" with respect to this restricted stock, whether or not vested, at the same time and in the same amounts as dividends are paid to the stockholders.

Director Stock Plan

The Company has adopted the American Realty Capital Properties, Inc. Non-Executive Director Stock Plan (the "Director Stock Plan"), which provides for the grant of restricted shares of common stock to each of the Company's three independent directors, each of whom is a non-executive director. Awards of restricted stock will vest ratably over a five-year period following the first anniversary of the date of grant in increments of 20.0% per annum, subject to the director's continued service on the board of directors, and shall provide for "distribution equivalents" with respect to this restricted stock, whether or not vested, at the same time and in the same amounts as distributions are paid to the stockholders. At December 31, 2012, a total of 99,000 shares of common stock are reserved for issuance under the Director Stock Plan.

The fair value of restricted common stock awards under the Equity Plan and Director Stock Plan is determined on the grant date using the closing stock price on NASDAQ that day. The fair value of restricted common stock under the Equity Plan and Director Stock Plan is updated at the end of each quarter based on the quarter end closing stock price through the final vesting date.

Restricted Share Plan

ARCT III had an employee and director incentive restricted share plan (the "RSP"), which provided for the automatic grant of 3,000 restricted shares of common stock to each of its independent directors, without any further action by ARCT III's board of directors or its stockholders, on the date of initial election to the board of directors and on the date of each annual stockholder's meeting thereafter. Restricted stock issued to independent directors vested over a five-year period following the first anniversary of the date of grant in increments of 20.0% per annum. The RSP provided ARCT III with the ability to grant awards of restricted shares to its directors, officers and employees (if ARCT III ever had employees), employees of ARCT III's Advisor and its affiliates, employees of entities that provided services to ARCT III, directors of the ARCT III Advisor or of entities that provided services to ARCT III, certain consultants to ARCT III and the ARCT III Advisor and its affiliates or to entities that provided services to ARCT III.

The following tables detail the restricted shares activity within the Equity Plan, Director Stock Plan and RSP during the years ended December 31, 2012 and 2011:

Restricted Share Awards

	Equity Plan		Director Stock Plan
	Number of Restricted Common Shares	Weighted-Average Issue Price	Number of Restricted Common Shares	Weighted- Average Issue Price
Awarded, January 1, 2011	-	$-	-	$-
Granted	167,400	12.50	14,700	11.50
Awarded December 31, 2011	167,400	12.50	14,700	11.50
Granted	93,683	10.65	23,250	10.45
Forfeited	(1,174)	10.65	(7,650)	11.54
Awarded December 31, 2012	259,909	$11.84	30,300	$10.68

Unvested Restricted Shares

	Equity Plan		RPS & Director Stock Plan
	Number of Restricted Common Shares	Weighted- Average Issue Price	Number of Restricted Common Shares	Weighted- Average Issue Price
Unvested, January 1, 2011	-	$-	-	$-
Granted	167,400	12.50	14,700	11.50
Vested	(13,950)	12.50	-	-
Unvested, December 31, 2011	153,450	12.50	14,700	11.50
Granted	93,683	10.65	23,250	10.45
Vested	(59,556)	12.42	(2,370)	11.88
Forfeited	(1,174)	10.65	(7,650)	11.54
Unvested, December 31, 2012	186,403	$11.62	27,930	$10.58

In connection with the Merger, each share of restricted stock outstanding as of immediately prior to the effective date of the Merger became fully vested.

For the years ended December 31, 2012 and 2011, compensation expense for restricted shares was $1.2 million and $0.2 million, respectively. There was $0.1 million compensation expense for restricted shares for the year ended December 31, 2010.

Stock Option Plan

ARCT III had a stock option plan (the "Stock Option Plan") which authorized the grant of nonqualified stock options to its independent directors, officers, advisors, consultants and other personnel, subject to the absolute discretion of its board of directors and the applicable limitations of the Stock Option Plan. The exercise price for all stock options granted under the Stock Option Plan were fixed at $10.00 per share until the ARCT III IPO terminated, and thereafter the exercise price for stock options granted to the independent directors were equal to the fair market value of a share on the last business day preceding the annual meeting of stockholders. A total of 0.5 million shares had been authorized and reserved for issuance under the Stock Option Plan. As of December 31, 2012 and 2011, no stock options were issued under the Stock Option Plan. The Stock Option Plan was terminated in February 2013.

Multi-Year Performance Plan

Upon consummation of the Merger, the Company entered into the 2013 Advisor Multi-Year Outperformance Agreement (the "OPP") with the Manager, whereby the Manager will be able to potentially earn compensation upon the attainment of stockholder value creation targets.

Under the OPP, the manager was granted 8,241,101 long term incentive plan units ("LTIP Units") of the OP, which will be earned or forfeited based on the Company's total return to stockholders (including both share price appreciation and common stock distributions) ("Total Return"), for the three year period consisting of:

•	Absolute Component: 4.0% of any excess Total Return attained above an absolute hurdle of 7.0% for each annual measurement period, non-compounded, 14.0% for the interim measurement period and 21.0% for the full performance period; and
•	Relative Component: 4.0% of any excess Total Return attained above the Total Return for the performance period of a peer group comprised of the following companies: CapLease, Inc.; EPR Properties; Getty Realty Corporation; Lexington Realty Trust; National Retail Properties, Inc.; and Realty Income Corporation.

The award will be funded ("OPP Pool") up to a maximum award opportunity equal to 5% of the Company's equity market capitalization at the Merger date of $2.1 billion (the "OPP Cap"). Awards under the OPP are dependent on achieving an annual hurdle, that commenced December 11, 2012, an interim (two-year) hurdle and then the aforementioned three-year hurdle ending on December 31, 2015.

In order to further ensure that the interests of the Manager are aligned with the Company's investors, the Relative Component is subject to a ratable sliding scale factor as follows:

•	100.0% will be earned if the Company attains a median Total Return of at least 6.0% for each annual measurement period, non-compounded, at least 12.0% for the interim measurement period, and at least 18.0% for the full performance period;
•	50.0% will be earned if the Company attains a median Total Return of at least 0.0% for each measurement period;
•	0.0% will be earned if the Company attains a median Total Return of less than 0.0% for each measurement period; and
•	A percentage from 50.0% to 100.0% calculated by linear interpolation will be earned if the Company's median Total Return is between 0.0% and th percentage set for each measurement period.

For each year during the performance period a portion of the OPP Cap equal to a maximum of up to 1.25% of the Company's equity market capitalization of $2.1 billion will be "locked-in" based upon the attainment of the performance hurdles set forth above for each annual measurement period. In addition, a portion of the OPP Cap equal to a maximum of up to 3.0% of the Company's equity market capitalization will be "locked-in" based upon the attainment of the performance hurdles set forth above for the interim measurement period, which if achieved, will supersede and negate any prior "locked-in" portion based upon annual performance through December 31, 2013 and 2014 (i.e., a maximum award opportunity equal to a maximum of up to 3.0% of the Company's equity market capitalization may be "locked-in" through December 31. 2014).

Following the performance period, the Absolute Component and the Relative Component will be calculated separately and then added together to determine the aggregate award earned under the OPP, which will be the lesser of the sum of the two components and the OPP Cap. The OPP Pool will be used to determine the number of LTIP units that vest. Any unvested LTIP units will be immediately forfeited on December 31, 2015. At March 31, 2013, 100% of the pool has been allocated.

The Manager will be entitled to convert 33.3% of the LTIP units earned into OP Units on each of December 31, 2015, 2016 and 2017 and within 30 days following such date. In addition, the OPP provides for accelerated earning and vesting of LTIP Units and redemption of vested LTIP Units for cash if the Manager is terminated or if the Company experiences a change in control. The Manager will be entitled to receive a tax gross-up in the event that any amounts paid to it under the OPP constitute "parachute payments" as defined in Section 280G of the Internal Revenue Code of 1986, as amended (the "Code").

The fair value of the LTIP Units granted are being amortized over the performance period. The Company did not incur expenses for the OPP during the years ended December 31, 2012 and 2011, respectively.

Other Share-Based Compensation

ARCT III was permitted to issue common stock in lieu of cash to pay fees earned by its directors, at the respective director's election. There were no restrictions on the shares issued since these payments in lieu of cash relate to fees earned for services performed. The following table reflects the shares of ARCT III common stock issued to directors in lieu of cash compensation (dollar amounts in thousands):

	Year Ended December 31,
	2012	2011
Shares issued in lieu of cash	3,457	3,562.5
Value of shares issued in lieu of cash	$33	$34